Offerings - Offering: 1	Sep. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common and Class B variable voting shares, no par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	20.87
Maximum Aggregate Offering Price	$ 20,870,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,195.20
Offering Note	Class A common shares and Class B variable voting shares of Telesat Corporation that will be available for purchase under the Telesat Corporation Employee Share Purchase Plan (the "ESPP"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of Class A common shares and Class B variable voting shares registered hereby is subject to adjustment to prevent dilution by reason of any share dividend, share split, recapitalization or other similar transaction that results in an increase in the number of the outstanding shares. Estimated pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, solely for the purpose of computing the registration fee for Common Shares to be purchased pursuant to the ESPP, based on the average of the high and low prices reported for Class A common shares and Class B variable voting shares on the Nasdaq Global Select Market on September 3, 2025, which was US$20.87 per share.